Income Taxes - Income taxes refundable and payable (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Income taxes refundable	$ 86.7	$ 59.0
Income taxes payable	(432.3)	(306.9)
Net income taxes payable	$ (345.6)	$ (247.9)	$ (293.9)